RISK MANAGEMENT - Undiscounted Cash Outflows Relating to Financial Liabilities (Details) $ in Millions	Sep. 30, 2026 CAD ($)
Accounts payable and accrued liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 7,180
Accounts payable and accrued liabilities | Less than 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	7,180
Accounts payable and accrued liabilities | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0
Accounts payable and accrued liabilities | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0
Accounts payable and accrued liabilities | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0
Lease Liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	4,545
Lease Liabilities | Less than 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	525
Lease Liabilities | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	868
Lease Liabilities | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	644
Lease Liabilities | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	2,508
Long-Term Debt
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	13,057
Long-Term Debt | Less than 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	395
Long-Term Debt | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	2,233
Long-Term Debt | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	1,373
Long-Term Debt | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 9,056